Streaming Arrangement (Tables)	12 Months Ended
Jun. 30, 2026
Streaming Contract Liabilities [Abstract]
Disclosure of reconciliation of the streaming contract liability

	SA Rand
Figures in million	2026	2025
Copper stream (a)	2 403	—
– Copper host debt	2 256	—
– Copper compound derivative	147	—
Silver stream (b)	3 332	—
– Silver host debt	2 807	—
– Silver derivative	525	—

Total streaming contract liabilities	5 736	—
Current portion of streaming contract liabilities	455	—
Non-current portion of streaming contracts liabilities	5 281	—
(a)Effective 16 June 2023, MAC Copper, a subsidiary of Harmony as of 24 October 2025, entered into a copper purchase agreement (copper stream) with OR Royalties. Under the terms of the copper stream, in exchange for an upfront cash deposit of up to US$75 million (available copper deposit), the group is required to deliver an amount of refined copper to OR Royalties in the form of purchased copper warrants. The deliveries to OR Royalties are equal to the copper stream percentage (as defined below) of payable copper (being 96.2% of produced copper) produced by the CSA mine during the life of the mine. On
16 June 2023, the full amount of the available copper deposit was drawn to finance, in part, the initial acquisition of the
CSA mine by MAC Copper. As of 30 June 2026, 2 100 tonnes of copper has been delivered towards the copper stream with
OR Royalties. As part of the acquisition of MAC Copper, Harmony has assumed the obligations enforced by the copper stream.
The copper stream percentages are the following:

Time period	Copper stream percentage

24 October 2025 to 16 June 2028	3.00% (First stream percentage)
17 June 2028 until 33 000 metric tons of refined copper delivered to OR Royalties (Threshold quantity)	4.875% (Second-threshold stream percentage)
Thereafter from the date that the threshold quantity has been met	2.25% (Tail stream percentage)
Harmony may elect to reduce the copper stream percentage and the threshold quantity on 16 June 2028 to the amounts and percentages in the table below upon making a one-time payment of US$40 million or US$20 million (buy-down option). The buy-down option is an embedded derivative measured at fair value through profit or loss, taking into account the likelihood of the group exercising the option.
29Streaming arrangements continued
Copper and silver streams with OR Royalties continued
(a)continued

	Buy-down: Option 1	Buy-down: Option 2
Buy-down amount	US$40 million	US$20 million
Second-threshold stream percentage	3.25%	4.0625%
Tail stream percentage	1.50%	1.8750%
Threshold quantity	23 900 tonnes	28 450 tonnes
In addition to the copper deposit, the group will receive ongoing cash payments for refined copper delivered equal to 4%
(copper cash price) of the cash settlement price for one tonne of refined copper quoted by the LME on the date prior to the date of delivery (copper market price). Until the copper deposit is reduced to US$nil, the difference between the copper market price and the copper cash price will be credited against the outstanding copper deposit. After the copper deposit is reduced to US$nil, the group will continue to receive the copper cash price for each tonne of refined copper delivered. As at
30 June 2026, the outstanding copper deposit was US$53 million (R865 million).
Reconciliation of the copper host debt:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	2 335	—
Finance cost	166	—
Copper warrants delivered	(125)	—
Foreign exchange translation	(120)	—

Balance at end of year	2 256	—
Current portion of copper host debt	134	—
Non-current portion of copper host debt	2 122	—
Reconciliation of copper compound derivative:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	(209)	—
Fair value movement	361	—
Foreign exchange translation	(5)	—

Balance at end of year	147	—
Current portion of copper compound derivative	32	—
Non-current portion of copper compound derivative	115	—
(b)Effective 16 June 2023, MAC Copper entered into a silver purchase agreement (silver stream) with OR Royalties. Under the terms of the silver stream, in exchange for an upfront cash deposit of US$75 million (silver deposit), the group is required to deliver to OR Royalties an amount of refined silver, in the form of purchased silver credits. The deliveries to OR Royalties are equal to 100% of payable silver (calculated as 90% of produced silver) produced by the CSA Mine during the life of mine. On
16 June 2023, the full amount of the silver deposit was drawn to finance, in part, the initial acquisition of the CSA Mine by
MAC Copper. As of 30 June 2026, 1 276 429 ounces of silver has been delivered towards the silver stream with OR
Royalties. As part of the acquisition of MAC Copper, Harmony has assumed the obligations enforced by the silver stream. In addition to the silver deposit, the group will receive ongoing cash payments for refined silver delivered equal to 4% (silver cash price) of the silver price quoted by the London Bullion Market Association (LBMA) for one ounce of refined silver on the day prior to the date of delivery (silver market price). Until the silver deposit is reduced to US$nil, the difference between the silver market price and the silver cash price will be credited against the outstanding silver deposit. After the silver deposit is reduced to US$nil, the group will continue to receive the silver cash price for each ounce of refined silver delivered. As at
30 June 2026, the outstanding silver deposit was US$28 million (R459 million).
29Streaming arrangements continued
Copper and silver streams with OR Royalties continued
(b)continued
Reconciliation of silver host debt:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	2 929	—
Finance cost	261	—
Silver credits delivered	(232)	—
Foreign exchange translation	(151)	—

Balance at end of year	2 807	—
Current portion of silver host debt	244	—
Non-current portion of silver host debt	2 563	—
Reconciliation of silver derivative:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Fair value movement	493	—
Foreign exchange translation	32	—

Balance at end of year	525	—
Current portion of silver derivative	44	—
Non-current portion of silver derivative	481	—

Disclosure of Reconciliation of the Copper Host Debt	Reconciliation of the copper host debt:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	2 335	—
Finance cost	166	—
Copper warrants delivered	(125)	—
Foreign exchange translation	(120)	—

Balance at end of year	2 256	—
Current portion of copper host debt	134	—
Non-current portion of copper host debt	2 122	—

Disclosure of Reconciliation of Copper Compound Derivative	Reconciliation of copper compound derivative:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	(209)	—
Fair value movement	361	—
Foreign exchange translation	(5)	—

Balance at end of year	147	—
Current portion of copper compound derivative	32	—
Non-current portion of copper compound derivative	115	—

Disclosure of Reconciliation of the Silver Host Debt	Reconciliation of silver host debt:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	2 929	—
Finance cost	261	—
Silver credits delivered	(232)	—
Foreign exchange translation	(151)	—

Balance at end of year	2 807	—
Current portion of silver host debt	244	—
Non-current portion of silver host debt	2 563	—

Disclosure of Reconciliation of the Silver Derivative	Reconciliation of silver derivative:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Fair value movement	493	—
Foreign exchange translation	32	—

Balance at end of year	525	—
Current portion of silver derivative	44	—
Non-current portion of silver derivative	481	—